Cover	Feb. 24, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2020
Entity File Number	001-33160
Entity Registrant Name	Spirit AeroSystems Holdings, Inc.
Entity Central Index Key	0001364885
Entity Tax Identification Number	20-2436320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3801 South Oliver
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67210
City Area Code	316
Local Phone Number	526-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false